Cover	Feb. 04, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2022
Entity File Number	001-39474
Entity Registrant Name	Burgundy Technology Acquisition Corporation
Entity Central Index Key	0001815526
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 1093
Entity Address, Address Line Two	Boundary Hall, Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	1102
City Area Code	345
Local Phone Number	945-7099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	BTAQU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	BTAQ
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	BTAQW
Security Exchange Name	NASDAQ